Summary of Significant Accounting Policies - Additional Information (Detail)				12 Months Ended
	Jul. 27, 2017 USD ($)	May 06, 2016 shares	Jul. 02, 2015	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) / $	Mar. 31, 2016 / $
Summary Of Significant Accounting Policies [Line Items]
Number of segments | Segment				3
Total cash consideration, net of cash acquired				$ 686,000,000	$ 48,000,000	$ 34,000,000
Number of outstanding shares of Baxter common stock acquired in exchange | shares					11,526,638
Pre-tax charge recorded due to deconsolidation				(33,000,000)
Allowance for doubtful accounts				120,000,000	$ 127,000,000
Depreciation expense				607,000,000	632,000,000	597,000,000
Accelerated depreciation related to business optimization and separation costs				10,000,000	33,000,000
Shipping costs included in marketing and administrative expenses				$ 291,000,000	311,000,000	272,000,000
Tax position likely of being realized upon ultimate settlement				Greater than 50%
ASU 2016-16, Income Taxes
Summary Of Significant Accounting Policies [Line Items]
Adjustment to increase (decrease) opening balance of retained earnings, net of tax				$ (66,000,000)
ASU No. 2014-09, Revenue from Contracts with Customers
Summary Of Significant Accounting Policies [Line Items]
Adjustment to increase (decrease) opening balance of retained earnings, net of tax				50,000,000
ASU 2016-09, Improvements to Employee Share-Based Payment Accounting
Summary Of Significant Accounting Policies [Line Items]
Increase in net income				56,000,000
Increase in operating cash flow				$ 56,000,000
Windfall tax benefits					39,000,000	$ 7,000,000
Building and Building Improvements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				20 years
Building and Building Improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				50 years
Machinery and equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				3 years
Machinery and equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				15 years
Hurricane Maria
Summary Of Significant Accounting Policies [Line Items]
Pre-tax charges related to damages caused by hurricane				$ 32,000,000
Insurance recoveries				0
Impairment of Damaged Inventory and Fixed Assets | Hurricane Maria
Summary Of Significant Accounting Policies [Line Items]
Pre-tax charges related to damages caused by hurricane				11,000,000
Idle Facility and Other Costs | Hurricane Maria
Summary Of Significant Accounting Policies [Line Items]
Pre-tax charges related to damages caused by hurricane				21,000,000
Business Optimization and Separation Costs
Summary Of Significant Accounting Policies [Line Items]
Accelerated depreciation related to business optimization and separation costs				$ 18,000,000	$ 48,000,000
Devaluation of Venezuelan Bolivar
Summary Of Significant Accounting Policies [Line Items]
Description of change in exchange rate system				In the first quarter of 2016, the Venezuelan government moved from the three-tier exchange rate system to a two-tiered exchange rate system and the official rate for food and medicine imports was adjusted from 6.3 to 10 bolivars per U.S. dollar.
Official rate for food and medicine imports per U.S. dollar | / $						6.3	10
Description of control and deconsolidation				Due to a recent decline in transactions settled at the official rate or the secondary rate and limitations on the company’s ability to repatriate funds generated by its Venezuela operations, the company concluded in the second quarter of 2017 that it no longer met the accounting criteria for control over its business in Venezuela and the company deconsolidated its Venezuelan operations on June 30, 2017.
Devaluation of Venezuelan Bolivar | Other (Income) Expense
Summary Of Significant Accounting Policies [Line Items]
Pre-tax charge recorded due to deconsolidation				$ 33,000,000
U.S.
Summary Of Significant Accounting Policies [Line Items]
Contribution of Retained Shares to pension plan | shares		17,145,570			17,145,570
Spinoff
Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interest disposed					19.50%
Extinguishment of debt					$ 3,650,000,000
Spinoff
Summary Of Significant Accounting Policies [Line Items]
Percentage of outstanding common stock distributed			80.50%
Record date for distribution			Jun. 17, 2015
Claris Injectables Limited
Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership acquired	100.00%
Total cash consideration, net of cash acquired	$ 629,000,000